Goodwill (Details) - Schedule of Changes in the Carrying Amount of Goodwill $ in Thousands	3 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Changes in the Carrying Amount of Goodwill [Line Items]
Balance at September 30, 2023	$ 5,217
Acquisition of EMI	5,542
Balance at December 31, 2023	$ 10,759